Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	8 years 7 months 6 days	8 years 7 months 6 days	9 years 9 months 18 days
Operating lease's weighted average discount rate	5.46%	5.46%	5.42%
Finance lease's weighted average remaining lease term	2 years	2 years	3 years
Finance lease's weighted average discount rate	5.50%	5.50%	5.50%
Interest expense for finance lease	¥ 4,251	$ 651	¥ 0
Capitalized lease cost	¥ 0	$ 0	¥ 0